Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payments
Schedule of share based compensation included in statements of comprehensive loss

	Years Ended
	December 31,
	2020	2019	2018

	(USD in thousands)
Research and development expenses	$1,496	$1,021	$896
General and administrative expenses	1,912	1,341	1,173
Total	$3,408	$2,362	$2,069

Schedule of share based awards to Board of Directors and Executive Management

The Board of Directors and Executive Management holding of share awards for the years ended December 31, 2018, 2019 and 2020 is shown below:

						Warrants held
						when becoming
						or leaving
Number of	January 1,		December 31,		December 31,	as a member			December 31,
warrants held	2018	Granted	2018	Granted	2019	of management	Granted	Forfeited	2020
Thomas William Wylonis(1)	293,364	49,248	342,612	—	342,612	(369,252)	26,640	—	—
Steven Projan	—	23,436	23,436	—	23,436	—	18,612	—	42,048
Roberto Prego	7,416	12,384	19,800	—	19,800	—	14,364	—	34,164
Joann Suzich	—	—	—	—	—	—	10,260	—	10,260
Marianne Søgaard(2)	—	—	—	—	—	65,952	28,368	—	94,320
Helen Boudreau(3)	—	—	—	—	—	—	5,436	—	5,436
Kim Bjørnstrup (former)(4)	—	—	—	—	—	(5,868)	5,868	—	—
Board of Directors in total	300,780	85,068	385,848	—	385,848	(309,168)	109,548	—	186,228
Lars Aage Staal Wegner	840,528	3,888	844,416	—	844,416	—	7,668	—	852,084
Thomas Bogenrieder (former)(5)	4,356	—	4,356	45,216	49,572	(4,356)	—	(45,216)	—
Glenn S. Vraniak	—	—	—	150,660	150,660	—	—	—	150,660
Executive Management in total	844,884	3,888	848,772	195,876	1,044,648	(4,356)	7,668	(45,216)	1,002,744
(1)	Board member until June 30, 2020, 252 warrants were granted for services provided after retirement from the Board of Directors position.
(2)	As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position.
(3)	Board member from June 30, 2020.
(4)	Board member from June 30, 2020 to November 4, 2020.
(5)	Board member until March 31, 2020.